UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edward B. Goodnow
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820

13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    General Partner
Phone:    203-655-6272

Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                February 13, 2006
------------------------         ---------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     -----------------------         --------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $271,696
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

                                                       FORM 13F INFORMATION TABLE
                                   TITLE                           VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS         CUSIP         (x$1000)  PRN AMT  PRN  CALL  DISCRTN   MNGRS   SOLE  SHARED  NONE
--------------                     --------         -----         --------  -------  ---  ----  -------   -----   ----  ------  ----
ALLIANT TECHSYSTEMS INC            COM              018804104      6676      87644   SH         SOLE      NONE    SOLE
AMPHENOL CORP NEW                  CL A             032095101     11905     268989   SH         SOLE      NONE    SOLE
BEAZER HOMES USA INC               COM              07556Q105      4270      58628   SH         SOLE      NONE    SOLE
BERKSHIRE HATHAWAY INC DEL         CL A             084670108     31903        360   SH         SOLE      NONE    SOLE
CARMAX INC                         COM              143130102      4626     167110   SH         SOLE      NONE    SOLE
CASUAL MALE RETAIL GRP INC         COM              148711104      2541     414443   SH         SOLE      NONE    SOLE
CIRCOR INTL INC                    COM              17273K109      3131     122001   SH         SOLE      NONE    SOLE
COPART INC                         COM              217204106      4769     206800   SH         SOLE      NONE    SOLE
DIRECTV GROUP INC                  COM              25459L106      4347     307867   SH         SOLE      NONE    SOLE
DISCOVERY HOLDING CO               CL A             25468Y107      7838     517336   SH         SOLE      NONE    SOLE
ECHOSTAR COMMUNICATIONS NEW        CL A COM         278762109      9388     345399   SH         SOLE      NONE    SOLE
EDDIE BAUER HOLDINGS CORP          COM              071625107      1418      94500   SH         SOLE      NONE    SOLE
GENESEE & WYO INC                  CL A             371559105     11795     314116   SH         SOLE      NONE    SOLE
HARMAN INTL INDS INC               COM              413086109      9780      99952   SH         SOLE      NONE    SOLE
HUTTIG BLDG PRODS INC              COM              448451104      1574     187341   SH         SOLE      NONE    SOLE
IAC INTERACTIVECORP                COM NEW          44919P300      4474     158027   SH         SOLE      NONE    SOLE
IDX SYS CORP                       COM              449491109      7020     159810   SH         SOLE      NONE    SOLE
INTERPOOL INC                      COM              46062R108     10731     568370   SH         SOLE      NONE    SOLE
KINETIC CONCEPTS INC               COM NEW          49460W208       994      25000   SH         SOLE      NONE    SOLE
LABORATORY CORP AMER HLDGS         COM NEW          50540R409     14285     265275   SH         SOLE      NONE    SOLE
LENNAR CORP                        CL A             526057104      5558      91090   SH         SOLE      NONE    SOLE
LENNAR CORP                        CL B             526057302       321       5660   SH         SOLE      NONE    SOLE
LIBERTY GLOBAL INC                 COM SER C        530555309      5703     269006   SH         SOLE      NONE    SOLE
LIBERTY GLOBAL INC                 COM SER A        530555101      6053     269016   SH         SOLE      NONE    SOLE
LIFELINE SYS INC                   COM              532192101      6237     170597   SH         SOLE      NONE    SOLE
LIONBRIDGE TECHNOLOGIES INC        COM              536252109      6602     940525   SH         SOLE      NONE    SOLE
MEDCO HEALTH SOLUTIONS INC         COM              58405U102     14266     255669   SH         SOLE      NONE    SOLE
PETSMART INC                       COM              716768106      9104     354776   SH         SOLE      NONE    SOLE
POWERWAVE TECHNOLOGIES INC         COM              739363109      2891     230000   SH         SOLE      NONE    SOLE
READERS DIGEST ASSN INC            COM              755267101      2131     140000   SH         SOLE      NONE    SOLE
REGAL BELOIT CORP                  COM              758750103      3540     100000   SH         SOLE      NONE    SOLE
RESEARCH IN MOTION LTD             COM              760975102      1320      20000   SH         SOLE      NONE    SOLE
RINKER GROUP LTD                   SPONSORED ADR    76687M101      3405      56698   SH         SOLE      NONE    SOLE
SEALED AIR CORP NEW                COM              81211K100     11652     207437   SH         SOLE      NONE    SOLE
SEI INVESTMENTS CO                 COM              784117103      8208     221836   SH         SOLE      NONE    SOLE
STANDARD MTR PRODS INC             COM              853666105       174      18900   SH         SOLE      NONE    SOLE
SUMTOTAL SYS INC                   COM              866615107      4032     895952   SH         SOLE      NONE    SOLE
TEKTRONIX INC                      COM              879131100      8941     316962   SH         SOLE      NONE    SOLE
VALUEVISION MEDIA INC              CL A             92047K107      6420     509541   SH         SOLE      NONE    SOLE
VICOR CORP                         COM              925815102      9686     612676   SH         SOLE      NONE    SOLE
WORLD AIR HLDGS INC                COM              98142V104      1987     206500   SH         SOLE      NONE    SOLE



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